DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                        OF EACH OF THE LISTED PORTFOLIOS:

                                -----------------

    DWS Janus Growth Opportunities VIP           DWS Oak Strategic Equity VIP
    DWS Legg Mason Aggressive Growth VIP         DWS Templeton Foreign Value VIP
    DWS Mercury Large Cap Core VIP

Deutsche Investment Management Americas Inc. (the "Advisor"), the advisor of the above-noted portfolios, is proposing the following mergers as part of the Advisor's initiative to restructure and streamline the family of DWS funds. In the chart below, the Acquired Portfolios of DWS Variable Series II are proposed to be merged into the Acquiring Portfolios of DWS Variable Series I.

--------------------------------------------------------------------------------
Acquired Portfolios                                    Acquiring Portfolios
--------------------------------------------------------------------------------
DWS Janus Growth Opportunities VIP                     DWS Capital Growth VIP
--------------------------------------------------------------------------------
DWS Legg Mason Aggressive Growth VIP                   DWS Capital Growth VIP
--------------------------------------------------------------------------------
DWS Mercury Large Cap Core VIP                         DWS Growth & Income VIP
--------------------------------------------------------------------------------
DWS Oak Strategic Equity VIP                           DWS Capital Growth VIP
--------------------------------------------------------------------------------
DWS Templeton Foreign Value VIP                        DWS International VIP
--------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by each Portfolio's Board and approval by shareholders of the Acquired Portfolios at a shareholder meeting expected to be held on or about October 12, 2006. Prior to the shareholder meeting, you and your insurance company will receive (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger, and (ii) a Prospectus for the applicable Acquiring Portfolio. You will also receive a voting instruction form and instructions on how to submit your voting instructions to your insurance company. Your insurance company, as shareholder, will actually vote the shares corresponding to your investment (likely by executing a proxy card) once it receives your voting instructions.






               Please Retain This Supplement for Future Reference


July 12, 2006
VS2-3601

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                                                             Deutsche Bank Group